Fair Value Measurements (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure		$ 2,370,507		$ 2,370,507		$ 1,842,424
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)		$ 1,830,689	$ (152,557)	$ (528,083)	$ 2,792,974
RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage Of Shares Outstanding	15.00%
Short-term Debt	$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	15.00%